Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Audit Alliance LLP
Auditor Firm ID	3487
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of SAIHEAT Limited (formerly known as SAI.TECH Global Corporation, collectively, the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of operations and comprehensive income/(loss), changes in shareholders’ equity/(deficit), and cash flows for each of the three years in the period ended December 31, 2024, and the related notes to the consolidated financial statements and schedule (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial positions of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.